Interest and finance costs, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest And Debt Expense [Abstract]
Interest expense on bank debt	$ 3,282	$ 3,029	$ 2,652
Interest expense and other fees on related party debt	3,247	1,195	0
Amortization of deferred financing costs	196	197	197
Commitment fees and other	21	133	217
Interest and finance costs	$ 6,746	$ 4,554	$ 3,066